Condensed Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 4,348	$ 3,456
Marketable securities	18,376	21,035
Accounts receivable	5,580	7,765
Inventory	1,903	1,675
Research and development tax credit receivable short term	0	79
Prepaid expenses and other current assets	2,397	2,642
Total current assets	32,604	36,652
Goodwill, net	20,461	0
Property and equipment, net	19,645	19,383
Intangible assets	49,250	0
Other assets:
Research and development tax credit receivable long term	15,276	13,203
Other long-term assets	175	164
Total other assets	15,451	13,367
Total assets	137,411	69,402
LIABILITIES
Current portion of long-term debt	2,092	2,026
Current portion of capital lease obligations	88	97
Accounts payable	4,675	3,920
Current portion of deferred revenue	2,980	2,836
Advances from customers	408	1,962
Accrued expenses	5,098	5,478
Other current liabilities	1,835	1,995
Total current liabilities	17,176	18,314
Long-term debt, less current portion	47,763	1,689
Capital lease obligations, less current portion	240	251
Deferred revenue, less current portion	1,498	1,531
Deferred tax liabilities	20,859	0
Other long-term liabilities	17,890	17,823
Total long-term liabilities	88,250	21,294
Commitments and contingencies:
Shareholders' equity:
Ordinary shares: 24,962,250 issued and outstanding at December 31, 2011 and 25,157,250, at March 31, 2012 (shares authorised 29,745,490) at nominal value of 0.122 euro	3,673	3,641
Additional paid-in capital	206,757	205,489
Accumulated deficit	(189,381)	(189,393)
Accumulated other comprehensive income (loss)	10,936	10,057
Total shareholders' equity	31,985	29,794
Total liabilities and shareholders' equity	$ 137,411	$ 69,402